INVENTORY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORY	NOTE 4 – INVENTORY Inventory consists of the following components:
	September 30, 2024	December 31, 2023

Raw materials	$311,000	$210,000
Finished goods	1,939,000	2,522,000
	$2,250,000	$2,732,000
NOTE 5 – INVENTORY Inventory consists of the following components:
	December 31,
	2023	2022

Raw materials	$210,000	$30,000
Finished goods	2,522,000	2,145,000

	$2,732,000	$2,175,000